Intangible Assets, Net (Tables)	12 Months Ended
Apr. 30, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets	Intangible assets consist of the following as of April 30, 2023 and 2024:
	As of April 30,
	2023	2024
	JPY	JPY	US$
	(in thousands)
Software
Gross carrying amount	¥21,300	¥29,878	$190
Accumulated amortization	(7,232)	(12,398)	(79)
Net book value	¥14,068	¥17,480	$111
Patent
Gross carrying amount	¥—	¥2,030	$13
Accumulated amortization	—	(254)	(2)
Net book value	¥—	¥1,776	$11
Intangibles total
Gross carrying amount	¥21,300	¥31,908	$203
Accumulated amortization	(7,232)	(12,652)	(81)
Net book value	¥14,068	¥19,256	$122

Schedule of Amortization Expense	The expected aggregate amortization expense for the years following April 30, 2024 are as follows:
	JPY	USD
	(in thousands)
Year ending April 30,
2025	¥5,442	$35
2026	4,938	31
2027	4,098	26
2028	3,218	20
2029	1,053	7
Thereafter	507	3
Total	¥19,256	$122